LICENSING AGREEMENTS (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 28, 2020	Nov. 30, 2019	May 17, 2017	Feb. 02, 2016	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Patent cost									$ 25,000
Carrying value									$ 250,000
Stock Issued During Period, Shares, Purchase of Assets				862
Stock Issued During Period, Value, Purchase of Assets				$ 100,000
License fees	$ 250,000						$ 250,000
License agreement description	which can also be paid in CELZ stock at a discount of 25% of the closing price of $1.85 which is based on the date of this agreement
Continuing royalty description							Within thirty (30) days of the end of each calendar quarter during the term of this Agreement, Licensee will pay Licensor five percent (5%) of the Net Income of ImmCelzTM. during such calendar quarter (the “Continuing Royalty”)		Within thirty (30) days of the end of each calendar quarter during the term of this Agreement, Licensee will pay Licensor five percent (5%) of the Net Income of ImmCelz™. during such calendar quarter (the “Continuing Royalty”)
Patent cost					$ 550,700		$ 550,700		$ 619,763	$ 436,555
Amortization of Intangible Assets					6,250	$ 0	18,750	$ 0	66,792	26,950
Common stock issued for related party patent and management liabilities, amount							50,000
Stemspine LLC [Member]
Carrying value									248,254
Amortization of Intangible Assets					2,493		$ 7,479		46,000	5,806
Amortization expense									45,940	5,806
Royalty payment percentage			5.00%				5.00%
Non-royalty sublease income percentage.			50.00%				50.00%
Patents [Member]
Patent cost					43,481		$ 43,481		$ 50,960
Amortization of Intangible Assets					2,493		$ 7,479			5,806
Expiration period of finite-lived intangible assets							2026		2036
Expected amount of amortization									$ 9,972
Patents [Member] | Creative Medical Health Inc [Member]
Patent cost					213,799		$ 213,799		248,254
Amortization of Intangible Assets					$ 293	293	879	882	$ 50,960	9,972
Expiration period of finite-lived intangible assets									2027
Expected amount of amortization									$ 46,000
Initial payment		$ 300,000					$ 100,000
Common stock issued for related party patent and management liabilities, shares							89,286
Common stock issued for related party patent and management liabilities, amount							$ 50,000
Percentage of discount on the basis of recent trading price			30.00%		30.00%		30.00%
Patents [Member] | Creative Medical Health Inc [Member] | Scenario One [Member]
Payments upon signing agreement with university for the initiation of an IRB clinical trial			$ 100,000				$ 100,000
Payments upon completion of the IRB clinical trial			200,000				200,000
Payments in the event of commercialization of technology			300,000				300,000
Patents [Member] | Creative Medical Health Inc [Member] | Scenario Two [Member]
Payments upon filing an IND with the FDA			100,000				100,000
Payments upon dosing of the first patient in a Phase 1-2 clinical trial			200,000				200,000
Payments upon dosing of the first patient in Phase 3 clinical trial			$ 400,000				400,000
Patents [Member] | Stemspine LLC [Member]
Carrying value									10,000
Patent cost					$ 57,500		57,500		65,000
Amortization of Intangible Assets					2,500		$ 7,500		$ 10,000	10,000
Expiration period of finite-lived intangible assets									2027
Expected amount of amortization									$ 10,000
Patent License Agreement [Member]
Patent cost									$ 25,000
Amortization period							10 years		10 years
Carrying value of patent					231,250		$ 231,250		$ 250,000
Expiration period of finite-lived intangible assets									2030
Multipotent Amniotic Fetal Stem Cells License Agreement [Member] | Patents [Member]
Carrying value									$ 5,256
Patent cost					4,670		4,670		5,549
Amortization of Intangible Assets					$ 11,485	$ 11,485	34,455	$ 34,455	$ 1,172	$ 1,172
Expiration period of finite-lived intangible assets									2026
Expected amount of amortization							$ 1,172		$ 1,172
Initial payment									$ 100,000